Mezzanine and Stockholders' Equity - Schedule of Common Stock Warrants and Prefunded Warrants (Details) - Common Stock [Member] - PIPE Agreements [Member] shares in Thousands	9 Months Ended
	Sep. 30, 2025 $ / shares shares
Common Stock shares [Member]
Temporary Equity [Line Items]
PIPE Agreement Closing Date	May 05, 2025
Common Stock Shares and Warrants Issued	8,550
Common Stock warrants [Member]
Temporary Equity [Line Items]
PIPE Agreement Closing Date	May 05, 2025	[1]
Common Stock Shares and Warrants Issued	10,714	[1]
Exercise Price | $ / shares	$ 7	[1]
Prefunded warrants [Member]
Temporary Equity [Line Items]
PIPE Agreement Closing Date	May 05, 2025	[1]
Common Stock Shares and Warrants Issued	2,164	[1]
Exercise Price | $ / shares	$ 0.0001	[1]
Common Stock shares [Member]
Temporary Equity [Line Items]
PIPE Agreement Closing Date	Sep. 29, 2025
Common Stock Shares and Warrants Issued	8,333

[1]	See Warrants section (above) for amount of warrants outstanding.